Insurance (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Schedule of Insurance Assets [Table Text Block]
Cash, cash equivalents, and marketable securities related to insurance activities at December 31 were as follows (in millions):

	2015	2016
Cash and cash equivalents	$210	$99
Marketable securities	369	475
Total cash, cash equivalents, and marketable securities	$579	$574

Schedule of Insurance Underwriting Losses and Expenses [Table Text Block]
The components of insurance expenses for the years ended December 31 were as follows (in millions):

	2014	2015	2016
Insurance losses	$115	$80	$146
Loss adjustment expenses	6	5	5
Reinsurance income and other expenses, net	(14)	(16)	(26)
Insurance expenses	$107	$69	$125

Schedule of the Effect of Reinsurance Premiums Written and Earned [Table Text Block]
Insurance premiums written and earned for the years ended December 31 were as follows (in millions):

	2014		2015		2016
	Written	Earned	Written	Earned	Written	Earned
Direct	$293	$230	$328	$254	$371	$298
Assumed	—	—	—	—	—	—
Ceded	(166)	(105)	(194)	(121)	(215)	(142)
Net premiums	$127	$125	$134	$133	$156	$156